Gold and Foreign Currency Quotation Differences - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 3,777,071	$ 3,478,861
Foreign currency brokerage [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	5,989,359	2,942,860
Valuation of foreign currency assets and liabilities [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ (2,212,288)	$ 536,001